RESTRUCTURING AND OTHER RELATED COSTS (Tables)	12 Months Ended
Oct. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
A summary of our aggregate liability related to both restructuring plans and the total restructuring expense since inception of those plans are shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Total
	(in millions)
Balance at October 31, 2022	$—	$—	$—
Income statement expense	33	13	46
Non-cash settlements	(1)	(8)	(9)
Cash payments	(1)	—	(1)
Balance at October 31, 2023	$31	$5	$36
Income statement expense	75	1	76
Non-cash settlements	(7)	(1)	(8)
Cash payments	(86)	(5)	(91)
Balance at October 31, 2024	$13	$—	$13

Total restructuring expense since inception of all plans			$122
Non-cash settlements include accelerated share-based compensation expense related to workforce reductions and accelerated depreciation expense of right-of-use and machinery and equipment assets related to the consolidation of excess facilities.
A summary of the charges in the consolidated statement of operations resulting from the restructuring plans is shown below:

	Years Ended
	October 31,
	2024	2023
	(in millions)
Cost of products and services	$13	$11
Research and development	21	6
Selling, general and administrative	42	29
Total restructuring costs	$76	$46
A summary of the FY24 Plan activity is shown in the table below:

Workforce Reduction
(in millions)
Balance at October 31, 2023	$—
Income statement expense	72
Non-cash settlements	(7)
Cash payments	(54)
Balance at October 31, 2024	$11

Total restructuring expense since inception of FY24 Plan	$72

Non-cash settlements include accelerated share-based compensation expense related to workforce reductions.
A summary of the FY23 Plan activity is shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Total
	(in millions)
Balance at October 31, 2022	$—	$—	$—
Income statement expense	33	13	46
Non-cash settlements	(1)	(8)	(9)
Cash payments	(1)	—	(1)
Balance at October 31, 2023	$31	$5	$36
Income statement expense	3	1	4
Non-cash settlements	—	(1)	(1)
Cash payments	(32)	(5)	(37)
Balance at October 31, 2024	$2	$—	$2

Total restructuring expense since inception of the FY23 Plan			$50

Non-cash settlements include accelerated share-based compensation expense related to workforce reductions and accelerated depreciation expense of right-of-use and machinery and equipment assets related to the consolidation of excess facilities.